Note 14 - Receivables - Non Current	12 Months Ended
Dec. 31, 2020
Trade and other non-current receivables [abstract]
Note 14 - Receivables - Non Current

14        Receivables – non current

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Employee advances and loans	4,563	6,008
Tax credits	18,046	20,065
Receivables from related parties	62,790	59,999
Legal deposits	8,600	12,378
Advances to suppliers and other advances	4,803	3,772
Receivable Venezuelan subsidiaries	48,659	48,659
Others	6,842	6,222
	154,303	157,103